Derivative Assets And Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
General Discussion of Derivative Instruments and Hedging Activities [Abstract]
Offsetting Assets [Table Text Block]
The following table presents the fair value of our recognized derivative assets and liabilities on a gross basis and amounts offset on the consolidated balance sheets that are subject to enforceable master netting arrangements or similar arrangements:

		Asset Derivatives		Liability Derivatives
	Balance Sheet Location	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Derivatives without offsetting agreements	Derivative assets (liabilities)	$—	$—	$(194)	$(176)
Derivatives in offsetting agreements:
OTC contracts	Derivative assets (liabilities)	25	63	(58)	(47)
Broker cleared derivative contracts	Other current assets	338	391	(420)	(309)
		363	454	(672)	(532)
Offsetting agreements:
Counterparty netting	Derivative assets (liabilities)	(4)	(17)	4	17
Payments on margin deposit	Other current assets	(338)	(309)	338	309
Total net derivatives		$21	$128	$(330)	$(206)

Outstanding Commodity-Related Derivatives
The following table details our outstanding commodity-related derivatives:

	December 31, 2016		December 31, 2015
	Notional Volume	Maturity	Notional Volume	Maturity
Mark-to-Market Derivatives
(Trading)
Natural Gas (MMBtu):
Fixed Swaps/Futures	(682,500)	2017	(602,500)	2016 - 2017
Basis Swaps IFERC/NYMEX (1)	2,242,500	2017	(31,240,000)	2016 - 2017
Power (Megawatt):
Forwards	391,880	2017 - 2018	357,092	2016 - 2017
Futures	109,564	2017 - 2018	(109,791)	2016
Options — Puts	(50,400)	2017	260,534	2016
Options — Calls	186,400	2017	1,300,647	2016
Crude (Bbls) – Futures	(617,000)	2017	(591,000)	2016 - 2017
(Non-Trading)
Natural Gas (MMBtu):
Basis Swaps IFERC/NYMEX	10,750,000	2017 - 2018	(6,522,500)	2016 - 2017
Swing Swaps IFERC	(5,662,500)	2017	71,340,000	2016 - 2017
Fixed Swaps/Futures	(52,652,500)	2017 - 2019	(14,380,000)	2016 - 2018
Forward Physical Contracts	(22,492,489)	2017	21,922,484	2016 - 2017
Natural Gas Liquid (Bbls) – Forwards/Swaps	(5,786,627)	2017	(8,146,800)	2016 - 2018
Refined Products (Bbls) – Futures	(3,144,000)	2017	(1,289,000)	2016 - 2017
Corn (Bushels) – Futures	1,580,000	2017	1,185,000	2016
Fair Value Hedging Derivatives
(Non-Trading)
Natural Gas (MMBtu):
Basis Swaps IFERC/NYMEX	(36,370,000)	2017	(37,555,000)	2016
Fixed Swaps/Futures	(36,370,000)	2017	(37,555,000)	2016
Hedged Item — Inventory	36,370,000	2017	37,555,000	2016

(1)	Includes aggregate amounts for open positions related to Houston Ship Channel, Waha Hub, NGPL TexOk, West Louisiana Zone and Henry Hub locations.

Interest Rate Swaps Outstanding
The following table summarizes our interest rate swaps outstanding, none of which are designated as hedges for accounting purposes:

			Notional Amount Outstanding
Entity	Term	Type(1)	December 31, 2016	December 31, 2015
ETP	July 2016(2)	Forward-starting to pay a fixed rate of 3.80% and receive a floating rate	$—	$200
ETP	July 2017(3)	Forward-starting to pay a fixed rate of 3.90% and receive a floating rate	500	300
ETP	July 2018(3)	Forward-starting to pay a fixed rate of 4.00% and receive a floating rate	200	200
ETP	July 2019(3)	Forward-starting to pay a fixed rate of 3.25% and receive a floating rate	200	200
ETP	December 2018	Pay a floating rate based on a 3-month LIBOR and receive a fixed rate of 1.53%	1,200	1,200
ETP	March 2019	Pay a floating rate based on a 3-month LIBOR and receive a fixed rate of 1.42%	300	300

(1)	Floating rates are based on 3-month LIBOR.

Fair Value Of Derivative Instruments
The following table provides a summary of our derivative assets and liabilities:

	Fair Value of Derivative Instruments
	Asset Derivatives		Liability Derivatives
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Derivatives designated as hedging instruments:
Commodity derivatives (margin deposits)	$—	$38	$(4)	$(3)
	—	38	(4)	(3)
Derivatives not designated as hedging instruments:
Commodity derivatives (margin deposits)	338	353	(416)	(306)
Commodity derivatives	25	63	(58)	(47)
Interest rate derivatives	—	—	(193)	(171)
Embedded derivatives in ETP Preferred Units	—	—	(1)	(5)
	363	416	(668)	(529)
Total derivatives	$363	$454	$(672)	$(532)

Partnership's Derivative Assets And Liabilities Recognized OCI On Derivatives
The following tables summarize the amounts recognized with respect to our derivative financial instruments:

	Location of Gain/(Loss) Reclassified from AOCI into Income (Effective Portion)	Amount of Gain/(Loss) Reclassified from AOCI into Income (Effective Portion)
		Years Ended December 31,
		2016	2015	2014
Derivatives in cash flow hedging relationships:
Commodity derivatives	Cost of products sold	$—	$—	$(3)
Total		$—	$—	$(3)

Partnership's Derivative Assets And Liabilities Amount Of Gain (Loss) Recognized

	Location of Gain/(Loss) Reclassified from AOCI into Income (Effective Portion)	Amount of Gain/(Loss) Reclassified from AOCI into Income (Effective Portion)
		Years Ended December 31,
		2016	2015	2014
Derivatives in cash flow hedging relationships:
Commodity derivatives	Cost of products sold	$—	$—	$(3)
Total		$—	$—	$(3)

	Location of Gain/(Loss) Recognized in Income on Derivatives	Amount of Gain/(Loss) Recognized in Income Representing Hedge Ineffectiveness and Amount Excluded from the Assessment of Effectiveness
		Years Ended December 31,
		2016	2015	2014
Derivatives in fair value hedging relationships (including hedged item):
Commodity derivatives	Cost of products sold	$14	$21	$(8)
Total		$14	$21	$(8)

	Location of Gain/(Loss) Recognized in Income on Derivatives	Amount of Gain/(Loss) Recognized in Income on Derivatives
		Years Ended December 31,
		2016	2015	2014
Derivatives not designated as hedging instruments:
Commodity derivatives – Trading	Cost of products sold	$(35)	$(11)	$(6)
Commodity derivatives – Non-trading	Cost of products sold	(177)	15	199
Interest rate derivatives	Losses on interest rate derivatives	(12)	(18)	(157)
Embedded derivatives	Other, net	4	12	3
Total		$(220)	$(2)	$39